WARRANTY LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warranty Liabilities
SCHEDULE OF WARRANTY LIABILITIES
	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	22	22
Additional accrual	37	-
Utilized	(37)	-
As of December 31/June 30	22	22

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
As of January 1,	22	22	17
Additional accrual	6	37	28
Utilized	(6)	(37)	(28)
As of December 31,	22	22	17